Financial Instruments - Additional Information (Detail) (USD $)	0 Months Ended		12 Months Ended	0 Months Ended
	Aug. 31, 2014	Aug. 11, 2014	Dec. 31, 2014	Oct. 01, 2013	Oct. 01, 2012	Oct. 31, 2011
Logitel Offshore Holding [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Percentage of noncontrolling interest acquired	100.00%	100.00%
Portion of purchase price paid in cash	$ 4,000,000	$ 4,000,000
Potential additional cash amount for purchase price	27,600,000	27,600,000
Business Combination, Contingent Consideration Arrangements, Description			if there are no yard cost overruns, and no charterer late delivery penalties; the two unfixed floating accommodation units (or FAUs) under construction are chartered above specified daily rates; and no material defects from construction are identified up until one year after the delivery of each FAU. To the extent such events occur, the potential additional amount of $27.6 million will be reduced in accordance with the terms of the purchase agreement.
Estimated fair value of contingent consideration liability			27,600,000
Weighted average cost of capital, discount rate			10.00%
Scott Spirit [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Potential additional cash amount for purchase price			12,000,000
Business acquisition purchase price						116,000,000
Additional purchase price paid by the Partnership				$ 6,000,000	$ 5,870,000